Quarterly Holdings Report
for
Fidelity® Sustainability Bond Index Fund
May 31, 2022
SBI-NPRT3-0722
1.9887291.103
Nonconvertible Bonds - 25.9%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.0%
AT&T, Inc.:
1.65% 2/1/28	100,000	88,532
2.75% 6/1/31	150,000	134,257
3.5% 9/15/53	321,000	258,796
3.55% 9/15/55	254,000	203,372
3.65% 9/15/59	125,000	100,069
3.85% 6/1/60	60,000	49,241
4.65% 6/1/44	20,000	19,175
5.15% 3/15/42	60,000	60,094
Bell Canada 3.65% 8/15/52	50,000	42,158
British Telecommunications PLC 9.625% 12/15/30 (b)	55,000	71,627
Orange SA 5.5% 2/6/44	60,000	65,300
Telefonica Emisiones S.A.U.:
4.103% 3/8/27	150,000	149,474
7.045% 6/20/36	106,000	124,502
Verizon Communications, Inc.:
0.85% 11/20/25	135,000	124,533
1.5% 9/18/30	400,000	330,376
2.355% 3/15/32	201,000	173,113
2.85% 9/3/41	50,000	39,709
2.987% 10/30/56	123,000	91,230
3.55% 3/22/51	140,000	118,203
4% 3/22/50	38,000	34,393
4.016% 12/3/29	200,000	198,227
4.75% 11/1/41	189,000	189,242
		2,665,623
Entertainment - 0.2%
The Walt Disney Co.:
2% 9/1/29	50,000	44,151
2.65% 1/13/31	50,000	45,249
3.6% 1/13/51	20,000	17,710
3.8% 3/22/30	80,000	79,344
4.7% 3/23/50	20,000	20,715
6.2% 12/15/34	225,000	265,640
		472,809
Interactive Media & Services - 0.0%
Alphabet, Inc.:
0.45% 8/15/25	50,000	46,439
1.1% 8/15/30	60,000	50,425
2.05% 8/15/50	60,000	42,071
		138,935
Media - 0.7%
Comcast Corp.:
1.5% 2/15/31	300,000	248,841
1.95% 1/15/31	180,000	154,831
2.45% 8/15/52	100,000	70,652
2.65% 2/1/30	100,000	92,425
2.937% 11/1/56 (c)	190,000	141,696
2.987% 11/1/63 (c)	95,000	68,656
3.4% 4/1/30	30,000	29,058
3.45% 2/1/50	100,000	84,078
3.75% 4/1/40	10,000	9,149
4.65% 7/15/42	50,000	50,480
Discovery Communications LLC:
3.625% 5/15/30	69,000	63,758
4.65% 5/15/50	70,000	58,922
5.3% 5/15/49	20,000	18,471
Fox Corp. 4.709% 1/25/29	210,000	212,528
Grupo Televisa SA de CV 6.625% 1/15/40	60,000	66,236
Magallanes, Inc.:
3.755% 3/15/27 (c)	50,000	48,530
4.279% 3/15/32 (c)	73,000	68,229
5.141% 3/15/52 (c)	68,000	60,842
5.391% 3/15/62 (c)	125,000	111,987
Paramount Global:
4.95% 1/15/31	100,000	100,129
4.95% 5/19/50	90,000	81,090
TWDC Enterprises 18 Corp. 4.125% 12/1/41	55,000	51,934
		1,892,522
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 4.3% 2/15/48	100,000	87,171
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	530,000	525,937
3.6% 11/15/60 (c)	75,000	57,749
3.875% 4/15/30	230,000	221,180
4.5% 4/15/50	62,000	57,667
Vodafone Group PLC:
4.125% 5/30/25	120,000	122,139
4.375% 5/30/28	25,000	25,460
5% 5/30/38	43,000	43,110
5.125% 6/19/59	60,000	58,357
5.25% 5/30/48	20,000	20,023
6.15% 2/27/37	50,000	56,318
		1,275,111
TOTAL COMMUNICATION SERVICES		6,445,000
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Lear Corp. 3.5% 5/30/30	50,000	45,071
Automobiles - 0.5%
American Honda Finance Corp. 1.2% 7/8/25	360,000	336,416
General Motors Co. 5.2% 4/1/45	120,000	108,891
General Motors Financial Co., Inc.:
1.25% 1/8/26	555,000	498,827
2.7% 8/20/27	145,000	130,967
5.65% 1/17/29	80,000	82,018
Toyota Motor Corp. 2.358% 7/2/24	60,000	59,265
		1,216,384
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.3% 2/21/48	62,000	56,253
Hotels, Restaurants & Leisure - 0.4%
Expedia, Inc. 3.8% 2/15/28	100,000	95,252
Marriott International, Inc. 3.5% 10/15/32	80,000	71,860
McDonald's Corp.:
3.3% 7/1/25	11,000	11,000
3.5% 7/1/27	20,000	19,798
3.6% 7/1/30	165,000	159,558
3.7% 1/30/26	155,000	156,482
4.2% 4/1/50	18,000	16,794
4.45% 9/1/48	64,000	61,349
6.3% 3/1/38	60,000	70,431
Starbucks Corp.:
2% 3/12/27	170,000	157,326
2.55% 11/15/30	100,000	87,621
3.8% 8/15/25	50,000	50,637
4.5% 11/15/48	32,000	30,074
		988,182
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. 2.125% 2/9/31	200,000	166,200
Amazon.com, Inc.:
1% 5/12/26	193,000	178,001
2.1% 5/12/31	193,000	169,892
3.1% 5/12/51	193,000	161,000
3.15% 8/22/27	240,000	237,320
4.25% 8/22/57	50,000	49,664
eBay, Inc.:
1.4% 5/10/26	118,000	107,939
2.7% 3/11/30	50,000	44,243
		1,114,259
Leisure Products - 0.0%
Hasbro, Inc. 3.9% 11/19/29	65,000	62,104
Multiline Retail - 0.1%
Dollar Tree, Inc. 4.2% 5/15/28	50,000	49,852
Target Corp.:
3.9% 11/15/47	25,000	23,378
4% 7/1/42	50,000	48,391
		121,621
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	50,000	48,794
AutoZone, Inc. 3.75% 6/1/27	50,000	49,598
Lowe's Companies, Inc.:
1.7% 10/15/30	100,000	82,345
3% 10/15/50	60,000	44,767
3.1% 5/3/27	34,000	33,122
4.05% 5/3/47	62,000	54,390
4.45% 4/1/62	50,000	45,195
4.5% 4/15/30	50,000	50,693
5.125% 4/15/50	20,000	20,555
The Home Depot, Inc.:
2.375% 3/15/51	113,000	80,816
2.95% 6/15/29	280,000	266,494
3.3% 4/15/40	150,000	132,472
4.2% 4/1/43	50,000	48,751
4.5% 12/6/48	70,000	70,763
TJX Companies, Inc. 1.6% 5/15/31	125,000	103,078
		1,131,833
Textiles, Apparel & Luxury Goods - 0.0%
NIKE, Inc.:
2.4% 3/27/25	13,000	12,765
2.85% 3/27/30	20,000	18,834
3.375% 3/27/50	20,000	17,646
		49,245
TOTAL CONSUMER DISCRETIONARY		4,784,952
CONSUMER STAPLES - 1.2%
Beverages - 0.4%
Dr. Pepper Snapple Group, Inc. 3.8% 5/1/50	90,000	75,608
PepsiCo, Inc.:
1.4% 2/25/31	200,000	167,488
1.625% 5/1/30	83,000	71,811
2.375% 10/6/26	220,000	212,829
3.6% 8/13/42	105,000	96,680
The Coca-Cola Co.:
1.45% 6/1/27	20,000	18,382
1.65% 6/1/30	10,000	8,647
2.25% 1/5/32	205,000	182,846
2.5% 6/1/40	10,000	8,097
2.6% 6/1/50	10,000	7,679
2.75% 6/1/60	10,000	7,455
3.45% 3/25/30	60,000	59,459
4.2% 3/25/50	50,000	50,699
		967,680
Food & Staples Retailing - 0.4%
Costco Wholesale Corp. 1.375% 6/20/27	370,000	337,365
Kroger Co.:
1.7% 1/15/31	100,000	82,084
4.65% 1/15/48	30,000	28,712
5% 4/15/42	50,000	50,152
Sysco Corp.:
3.3% 2/15/50	50,000	38,792
4.5% 4/1/46	50,000	46,463
5.95% 4/1/30	53,000	58,120
Walgreens Boots Alliance, Inc. 3.2% 4/15/30	70,000	64,696
Walmart, Inc.:
2.5% 9/22/41	150,000	121,399
3.3% 4/22/24	120,000	121,414
4.05% 6/29/48	130,000	131,179
		1,080,376
Food Products - 0.3%
Archer Daniels Midland Co. 4.016% 4/16/43	75,000	71,035
Campbell Soup Co.:
3.65% 3/15/23	8,000	8,057
3.95% 3/15/25	100,000	100,867
Conagra Brands, Inc.:
4.3% 5/1/24	30,000	30,411
4.85% 11/1/28	55,000	55,744
5.4% 11/1/48	22,000	21,822
General Mills, Inc.:
2.6% 10/12/22	50,000	50,087
2.875% 4/15/30	13,000	11,821
4.2% 4/17/28	60,000	60,714
Kellogg Co. 4.3% 5/15/28	50,000	50,587
Kraft Heinz Foods Co. 5.5% 6/1/50	135,000	138,080
Mondelez International, Inc. 2.625% 9/4/50	50,000	35,657
Tyson Foods, Inc.:
4% 3/1/26	40,000	40,354
5.1% 9/28/48	40,000	41,633
Unilever Capital Corp. 1.75% 8/12/31	135,000	113,759
		830,628
Household Products - 0.1%
Kimberly-Clark Corp.:
1.05% 9/15/27	53,000	46,975
2.875% 2/7/50	55,000	42,710
3.1% 3/26/30	7,000	6,676
Procter & Gamble Co.:
3% 3/25/30	36,000	34,603
3.6% 3/25/50	180,000	169,441
		300,405
Personal Products - 0.0%
Estee Lauder Companies, Inc. 1.95% 3/15/31	75,000	64,344
TOTAL CONSUMER STAPLES		3,243,433
ENERGY - 1.1%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 3.337% 12/15/27	150,000	145,316
Halliburton Co.:
2.92% 3/1/30	80,000	73,306
5% 11/15/45	86,000	84,591
		303,213
Oil, Gas & Consumable Fuels - 1.0%
Enbridge Energy Partners LP 7.5% 4/15/38	50,000	61,174
Enbridge, Inc. 3.4% 8/1/51	80,000	63,096
Energy Transfer LP 4.95% 5/15/28	55,000	55,256
Enterprise Products Operating LP:
3.3% 2/15/53	250,000	189,783
7.55% 4/15/38	55,000	67,961
Magellan Midstream Partners LP 4.85% 2/1/49	50,000	47,104
Marathon Petroleum Corp. 4.75% 9/15/44	88,000	81,172
MPLX LP:
4.5% 4/15/38	48,000	44,477
4.875% 12/1/24	152,000	155,522
4.9% 4/15/58	50,000	43,500
5.5% 2/15/49	50,000	49,851
ONEOK Partners LP 6.65% 10/1/36	50,000	53,065
ONEOK, Inc.:
6.35% 1/15/31	187,000	203,682
7.5% 9/1/23	119,000	124,440
Phillips 66 Co. 5.875% 5/1/42	54,000	60,830
Sabine Pass Liquefaction LLC 5% 3/15/27	160,000	164,935
Spectra Energy Partners LP 4.75% 3/15/24	215,000	219,536
The Williams Companies, Inc.:
3.75% 6/15/27	26,000	25,497
4.3% 3/4/24	149,000	151,214
TransCanada PipeLines Ltd.:
4.1% 4/15/30	300,000	296,111
5% 10/16/43	50,000	50,172
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	20,000	18,512
3.95% 5/15/50	50,000	42,635
4.45% 8/1/42	105,000	96,913
Valero Energy Corp.:
2.15% 9/15/27	125,000	113,265
3.4% 9/15/26	50,000	48,893
4% 4/1/29	155,000	150,906
		2,679,502
TOTAL ENERGY		2,982,715
FINANCIALS - 10.9%
Banks - 6.3%
Banco Santander SA:
0.701% 6/30/24 (b)	400,000	388,281
1.849% 3/25/26	200,000	182,725
Bank of America Corp.:
0.981% 9/25/25 (b)	600,000	562,814
1.734% 7/22/27 (b)	43,000	39,151
2.087% 6/14/29 (b)	310,000	273,203
2.651% 3/11/32 (b)	80,000	69,695
2.676% 6/19/41 (b)	235,000	181,098
2.687% 4/22/32 (b)	43,000	37,475
2.831% 10/24/51 (b)	50,000	36,637
3.004% 12/20/23 (b)	200,000	199,949
3.458% 3/15/25 (b)	120,000	119,921
3.55% 3/5/24 (b)	250,000	250,988
3.846% 3/8/37 (b)	100,000	90,536
3.974% 2/7/30 (b)	35,000	34,130
4.083% 3/20/51 (b)	130,000	119,426
4.183% 11/25/27	95,000	94,314
4.271% 7/23/29 (b)	60,000	59,592
4.33% 3/15/50 (b)	50,000	47,738
4.376% 4/27/28 (b)	100,000	100,750
4.75% 4/21/45	55,000	53,298
5.875% 2/7/42	135,000	153,435
Bank of Montreal 4.338% 10/5/28 (b)	170,000	171,608
Bank of Nova Scotia:
2.45% 2/2/32	60,000	50,997
4.5% 12/16/25	85,000	86,319
Barclays PLC:
2.852% 5/7/26 (b)	200,000	192,341
3.932% 5/7/25 (b)	200,000	199,714
4.338% 5/16/24 (b)	400,000	403,211
Canadian Imperial Bank of Commerce 3.6% 4/7/32	64,000	59,676
Citigroup, Inc.:
3 month U.S. LIBOR + 1.150% 3.52% 10/27/28 (b)(d)	190,000	182,859
2.976% 11/5/30 (b)	290,000	261,694
3.106% 4/8/26 (b)	110,000	107,375
3.2% 10/21/26	191,000	185,129
3.875% 3/26/25	430,000	430,430
4.125% 7/25/28	154,000	151,224
4.65% 7/30/45	42,000	41,160
4.65% 7/23/48	115,000	114,706
5.875% 1/30/42	65,000	73,230
6.625% 6/15/32	60,000	68,169
Fifth Third Bancorp 3.95% 3/14/28	50,000	49,451
HSBC Holdings PLC:
2.804% 5/24/32 (b)	40,000	33,961
4.041% 3/13/28 (b)	211,000	205,677
4.292% 9/12/26 (b)	850,000	846,918
6.8% 6/1/38	100,000	113,185
7.625% 5/17/32	110,000	130,350
HSBC U.S.A., Inc. 3.5% 6/23/24	100,000	100,354
Japan Bank International Cooperation 1.25% 1/21/31	262,000	222,988
JPMorgan Chase & Co.:
0.653% 9/16/24 (b)	1,200,000	1,161,493
0.969% 6/23/25 (b)	180,000	170,329
1.47% 9/22/27 (b)	170,000	153,117
2.069% 6/1/29 (b)	150,000	132,615
2.083% 4/22/26 (b)	20,000	19,016
2.525% 11/19/41 (b)	110,000	82,204
2.545% 11/8/32 (b)	180,000	155,220
2.956% 5/13/31 (b)	50,000	44,619
3.559% 4/23/24 (b)	285,000	285,970
4.203% 7/23/29 (b)	30,000	29,811
4.323% 4/26/28 (b)	170,000	171,515
4.452% 12/5/29 (b)	185,000	186,274
4.493% 3/24/31 (b)	200,000	201,950
4.586% 4/26/33 (b)	170,000	174,636
4.95% 6/1/45	92,000	93,525
6.4% 5/15/38	86,000	103,067
KeyCorp 4.1% 4/30/28	55,000	54,668
Lloyds Banking Group PLC:
4.45% 5/8/25	200,000	203,137
4.65% 3/24/26	221,000	222,298
Mitsubishi UFJ Financial Group, Inc.:
1.538% 7/20/27 (b)	200,000	179,574
2.801% 7/18/24	200,000	197,465
3.455% 3/2/23	260,000	261,725
4.286% 7/26/38	73,000	70,331
Mizuho Financial Group, Inc. 2.226% 5/25/26 (b)	400,000	379,803
NatWest Group PLC:
3.875% 9/12/23	200,000	201,170
4.519% 6/25/24 (b)	600,000	605,699
Oesterreichische Kontrollbank AG 0.375% 9/17/25	42,000	38,690
PNC Financial Services Group, Inc.:
1.15% 8/13/26	203,000	184,894
2.2% 11/1/24	80,000	78,540
Rabobank Nederland 5.25% 5/24/41	54,000	60,739
Rabobank Nederland New York Branch 0.375% 1/12/24	500,000	479,159
Royal Bank of Canada:
2.3% 11/3/31	55,000	47,063
2.55% 7/16/24	100,000	98,806
Santander Holdings U.S.A., Inc. 4.4% 7/13/27	73,000	72,234
Santander UK Group Holdings PLC 1.089% 3/15/25 (b)	200,000	189,383
Sumitomo Mitsui Financial Group, Inc.:
1.474% 7/8/25	200,000	186,629
2.142% 9/23/30	64,000	52,796
2.174% 1/14/27	270,000	248,555
2.348% 1/15/25	200,000	193,454
3.936% 10/16/23	120,000	121,519
SVB Financial Group 2.1% 5/15/28	67,000	58,952
The Toronto-Dominion Bank:
0.55% 3/4/24	400,000	382,861
3.2% 3/10/32	95,000	87,009
Truist Financial Corp.:
1.2% 8/5/25	200,000	186,190
1.267% 3/2/27 (b)	53,000	48,225
U.S. Bancorp:
1.375% 7/22/30	380,000	310,226
3.9% 4/26/28	94,000	94,503
Westpac Banking Corp.:
1.953% 11/20/28	50,000	44,290
2.894% 2/4/30 (b)	100,000	95,723
3.35% 3/8/27	115,000	112,909
4.11% 7/24/34 (b)	200,000	187,503
		16,779,965
Capital Markets - 2.1%
Bank of New York Mellon Corp.:
0.35% 12/7/23	370,000	357,549
1.8% 7/28/31	47,000	39,120
BlackRock, Inc. 3.2% 3/15/27	150,000	149,210
Charles Schwab Corp.:
1.65% 3/11/31	50,000	41,026
2% 3/20/28	115,000	104,684
2.9% 3/3/32	55,000	49,681
CI Financial Corp. 3.2% 12/17/30	55,000	45,416
Credit Suisse AG:
0.495% 2/2/24	400,000	381,740
3.625% 9/9/24	285,000	284,222
Deutsche Bank AG 4.1% 1/13/26	85,000	84,558
Deutsche Bank AG London Branch 3.7% 5/30/24	85,000	84,656
Deutsche Bank AG New York Branch:
2.311% 11/16/27 (b)	150,000	132,777
3.3% 11/16/22	100,000	100,092
3.7% 5/30/24	100,000	99,676
Goldman Sachs Group, Inc.:
0.855% 2/12/26 (b)	230,000	212,311
1.093% 12/9/26 (b)	100,000	90,477
1.948% 10/21/27 (b)	260,000	237,030
2.383% 7/21/32 (b)	100,000	84,010
2.615% 4/22/32 (b)	65,000	56,009
3.436% 2/24/43 (b)	85,000	71,613
3.691% 6/5/28 (b)	260,000	253,126
4.411% 4/23/39 (b)	90,000	86,675
6.25% 2/1/41	75,000	88,474
6.75% 10/1/37	180,000	210,454
Intercontinental Exchange, Inc.:
1.85% 9/15/32	140,000	113,712
2.65% 9/15/40	90,000	69,036
3.75% 9/21/28	20,000	19,738
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.:
4.15% 1/23/30	60,000	56,355
4.85% 1/15/27	50,000	50,840
Moody's Corp.:
4.25% 2/1/29	110,000	110,769
4.875% 12/17/48	40,000	40,303
Morgan Stanley:
1.512% 7/20/27 (b)	70,000	63,286
1.593% 5/4/27 (b)	60,000	54,604
1.794% 2/13/32 (b)	195,000	159,968
2.239% 7/21/32 (b)	70,000	59,093
2.484% 9/16/36 (b)	55,000	44,364
2.699% 1/22/31 (b)	360,000	322,924
3.217% 4/22/42 (b)	175,000	145,152
3.625% 1/20/27	268,000	265,012
3.737% 4/24/24 (b)	200,000	200,861
5.597% 3/24/51 (b)	50,000	57,630
NASDAQ, Inc. 1.65% 1/15/31	55,000	44,263
Nomura Holdings, Inc. 1.653% 7/14/26	215,000	193,583
Northern Trust Corp. 1.95% 5/1/30	50,000	43,285
S&P Global, Inc.:
2.3% 8/15/60	60,000	38,323
3.25% 12/1/49	50,000	41,390
State Street Corp. 1.684% 11/18/27 (b)	70,000	63,862
		5,602,939
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.45% 10/29/26	150,000	134,127
3.4% 10/29/33	150,000	123,608
3.5% 1/15/25	150,000	145,403
Ally Financial, Inc.:
3.05% 6/5/23	90,000	90,048
5.125% 9/30/24	250,000	257,875
5.8% 5/1/25	50,000	52,273
American Express Co.:
2.5% 7/30/24	124,000	122,308
3.4% 2/22/24	80,000	80,332
Capital One Financial Corp.:
2.636% 3/3/26 (b)	80,000	77,118
3.75% 7/28/26	85,000	83,163
3.8% 1/31/28	160,000	154,928
Discover Financial Services:
3.85% 11/21/22	141,000	141,858
4.5% 1/30/26	102,000	102,766
GE Capital International Funding Co. 4.418% 11/15/35	325,000	320,446
John Deere Capital Corp.:
3.35% 6/12/24	140,000	141,444
3.45% 3/7/29	60,000	58,965
Synchrony Financial:
4.25% 8/15/24	105,000	105,174
4.5% 7/23/25	68,000	67,775
Toyota Motor Credit Corp.:
2.15% 9/8/22	500,000	500,223
2.4% 1/13/32	70,000	61,448
3% 4/1/25	330,000	328,329
		3,149,611
Diversified Financial Services - 0.6%
AB Svensk Exportkredit 0.25% 9/29/23	200,000	194,232
Brixmor Operating Partnership LP:
2.25% 4/1/28	50,000	44,071
4.05% 7/1/30	12,000	11,277
4.125% 5/15/29	9,000	8,655
DH Europe Finance II SARL:
2.2% 11/15/24	30,000	29,239
2.6% 11/15/29	20,000	18,299
3.4% 11/15/49	20,000	16,746
Equitable Holdings, Inc.:
4.35% 4/20/28	100,000	100,289
5% 4/20/48	16,000	15,583
KfW:
0% 4/18/36	125,000	80,369
2.375% 12/29/22	863,000	865,071
2.625% 2/28/24	230,000	230,280
Landwirtschaftliche Rentenbank 3.125% 11/14/23	30,000	30,272
Voya Financial, Inc. 3.65% 6/15/26	60,000	59,038
		1,703,421
Insurance - 0.7%
ACE INA Holdings, Inc.:
1.375% 9/15/30	50,000	41,146
3.05% 12/15/61	50,000	37,644
3.35% 5/3/26	144,000	143,582
Allstate Corp. 1.45% 12/15/30	230,000	186,967
American International Group, Inc.:
4.375% 6/30/50	50,000	47,733
4.5% 7/16/44	127,000	120,273
5.75% 4/1/48 (b)	60,000	57,150
Aon Corp. 4.5% 12/15/28	50,000	50,673
Aon PLC 4.75% 5/15/45	68,000	65,491
Brown & Brown, Inc. 4.5% 3/15/29	65,000	65,283
Hartford Financial Services Group, Inc. 2.8% 8/19/29	135,000	122,494
Lincoln National Corp.:
3.8% 3/1/28	76,000	75,029
4.375% 6/15/50	80,000	71,441
Marsh & McLennan Companies, Inc.:
4.75% 3/15/39	55,000	55,598
4.9% 3/15/49	33,000	34,270
MetLife, Inc.:
4.125% 8/13/42	60,000	56,399
4.55% 3/23/30	200,000	206,687
Progressive Corp.:
3% 3/15/32	65,000	60,010
4.125% 4/15/47	50,000	47,176
4.2% 3/15/48	10,000	9,505
Prudential Financial, Inc.:
3.7% 10/1/50 (b)	55,000	47,254
4.35% 2/25/50	140,000	134,198
The Travelers Companies, Inc. 5.35% 11/1/40	125,000	133,939
Willis Group North America, Inc. 2.95% 9/15/29	93,000	83,186
		1,953,128
TOTAL FINANCIALS		29,189,064
HEALTH CARE - 2.6%
Biotechnology - 0.5%
AbbVie, Inc.:
2.6% 11/21/24	10,000	9,853
2.95% 11/21/26	10,000	9,720
3.2% 11/21/29	20,000	18,801
3.6% 5/14/25	180,000	181,209
4.05% 11/21/39	10,000	9,305
4.25% 11/21/49	310,000	290,185
4.7% 5/14/45	50,000	49,585
4.875% 11/14/48	120,000	121,593
Amgen, Inc.:
3.15% 2/21/40	105,000	86,486
3.375% 2/21/50	30,000	24,069
4.4% 5/1/45	178,000	169,736
Baxalta, Inc. 5.25% 6/23/45	55,000	57,689
Biogen, Inc. 3.25% 2/15/51 (c)	67,000	48,920
Gilead Sciences, Inc.:
2.8% 10/1/50	110,000	80,355
3.65% 3/1/26	175,000	175,081
4.8% 4/1/44	52,000	52,438
		1,385,025
Health Care Equipment & Supplies - 0.3%
Abbott Laboratories 5.3% 5/27/40	140,000	158,528
Baxter International, Inc.:
1.915% 2/1/27 (c)	60,000	54,897
2.539% 2/1/32 (c)	50,000	43,034
Becton, Dickinson & Co.:
2.823% 5/20/30	140,000	125,725
3.363% 6/6/24	25,000	25,074
Boston Scientific Corp. 2.65% 6/1/30	161,000	143,789
Medtronic, Inc. 4.375% 3/15/35	157,000	163,350
		714,397
Health Care Providers & Services - 1.1%
Aetna, Inc. 4.75% 3/15/44	40,000	38,417
Anthem, Inc.:
2.375% 1/15/25	190,000	186,224
3.65% 12/1/27	240,000	238,239
3.7% 9/15/49	10,000	8,608
4.101% 3/1/28	100,000	100,828
4.65% 1/15/43	65,000	65,079
Cigna Corp.:
1.25% 3/15/26	85,000	77,766
2.375% 3/15/31	100,000	87,098
3.75% 7/15/23	8,000	8,080
4.125% 11/15/25	12,000	12,207
4.375% 10/15/28	20,000	20,307
4.8% 8/15/38	69,000	69,843
4.8% 7/15/46	120,000	119,019
4.9% 12/15/48	19,000	18,945
CVS Health Corp.:
2.7% 8/21/40	310,000	235,169
4.3% 3/25/28	150,000	151,869
4.78% 3/25/38	42,000	41,790
4.875% 7/20/35	60,000	61,825
5.05% 3/25/48	60,000	61,116
HCA Holdings, Inc.:
4.125% 6/15/29	289,000	279,961
4.375% 3/15/42 (c)	50,000	43,850
5.5% 6/15/47	50,000	49,314
Humana, Inc.:
3.125% 8/15/29	50,000	46,648
4.875% 4/1/30	114,000	118,216
UnitedHealth Group, Inc.:
1.25% 1/15/26	25,000	23,348
2% 5/15/30	80,000	70,378
2.3% 5/15/31	286,000	254,506
2.375% 8/15/24	50,000	49,412
2.9% 5/15/50	36,000	28,039
3.7% 8/15/49	20,000	17,865
4.375% 3/15/42	55,000	54,339
5.8% 3/15/36	50,000	57,743
6.875% 2/15/38	185,000	237,652
		2,933,700
Life Sciences Tools & Services - 0.1%
Danaher Corp. 2.6% 10/1/50	80,000	57,858
PerkinElmer, Inc. 2.25% 9/15/31	30,000	24,711
Thermo Fisher Scientific, Inc. 2.6% 10/1/29	150,000	137,210
		219,779
Pharmaceuticals - 0.6%
AstraZeneca Finance LLC:
1.2% 5/28/26	90,000	82,610
2.25% 5/28/31	90,000	79,816
AstraZeneca PLC 4.375% 8/17/48	66,000	67,307
Bristol-Myers Squibb Co.:
2.35% 11/13/40	160,000	122,512
3.25% 2/20/23	124,000	125,364
3.4% 7/26/29	16,000	15,785
3.9% 3/15/62	50,000	45,183
4.125% 6/15/39	50,000	49,173
4.55% 2/20/48	55,000	56,260
Eli Lilly & Co. 2.25% 5/15/50	70,000	50,656
GlaxoSmithKline Capital, Inc.:
3.375% 5/15/23	150,000	151,582
6.375% 5/15/38	62,000	77,256
Johnson & Johnson:
0.55% 9/1/25	60,000	55,754
1.3% 9/1/30	60,000	51,426
2.1% 9/1/40	60,000	45,519
2.45% 9/1/60	60,000	42,338
Merck & Co., Inc.:
2.45% 6/24/50	180,000	132,244
2.9% 3/7/24	150,000	150,418
Mylan NV 5.2% 4/15/48	83,000	72,467
Novartis Capital Corp. 3.7% 9/21/42	110,000	102,995
Viatris, Inc. 2.3% 6/22/27	105,000	93,787
		1,670,452
TOTAL HEALTH CARE		6,923,353
INDUSTRIALS - 1.3%
Air Freight & Logistics - 0.2%
FedEx Corp.:
3.25% 4/1/26	152,000	150,017
4.1% 4/15/43	50,000	43,679
4.95% 10/17/48	78,000	76,192
United Parcel Service, Inc.:
3.75% 11/15/47	58,000	53,165
5.3% 4/1/50	110,000	124,737
		447,790
Building Products - 0.2%
Carrier Global Corp. 2.242% 2/15/25	620,000	595,774
Johnson Controls International PLC 5.125% 9/14/45	50,000	50,748
Masco Corp.:
2% 2/15/31	29,000	23,672
3.125% 2/15/51	14,000	10,084
		680,278
Commercial Services & Supplies - 0.1%
Republic Services, Inc. 1.75% 2/15/32	200,000	161,564
Waste Management, Inc. 2.5% 11/15/50	70,000	49,296
		210,860
Electrical Equipment - 0.1%
Eaton Corp.:
2.75% 11/2/22	137,000	137,356
4% 11/2/32	50,000	49,666
		187,022
Industrial Conglomerates - 0.0%
3M Co.:
2.375% 8/26/29	86,000	78,751
2.65% 4/15/25	8,000	7,913
3.05% 4/15/30	7,000	6,682
3.7% 4/15/50	8,000	7,178
4% 9/14/48	50,000	47,294
		147,818
Machinery - 0.2%
Caterpillar Financial Services Corp.:
0.45% 9/14/23	40,000	38,910
1.1% 9/14/27	40,000	35,531
2.4% 8/9/26	140,000	134,861
Caterpillar, Inc.:
3.25% 9/19/49	50,000	42,842
5.2% 5/27/41	50,000	55,270
Deere & Co. 2.875% 9/7/49	80,000	64,309
Otis Worldwide Corp. 3.112% 2/15/40	50,000	40,819
Parker Hannifin Corp.:
2.7% 6/14/24	60,000	59,125
4.2% 11/21/34	75,000	71,215
Stanley Black & Decker, Inc. 2.75% 11/15/50	60,000	43,593
Westinghouse Air Brake Tech Co. 4.4% 3/15/24	50,000	50,612
		637,087
Road & Rail - 0.4%
Canadian National Railway Co.:
2.45% 5/1/50	40,000	27,948
2.75% 3/1/26	141,000	137,534
Canadian Pacific Railway Co.:
1.75% 12/2/26	130,000	119,723
2.45% 12/2/31	130,000	114,530
4.8% 8/1/45	60,000	60,286
CSX Corp.:
2.5% 5/15/51	115,000	81,040
4.5% 3/15/49	70,000	68,206
Kansas City Southern/Old 3.5% 5/1/50	50,000	40,765
Norfolk Southern Corp.:
2.9% 6/15/26	100,000	96,671
3.155% 5/15/55	145,000	110,996
Union Pacific Corp.:
3.6% 9/15/37	145,000	135,063
3.839% 3/20/60	132,000	116,869
		1,109,631
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
1.875% 8/15/26	60,000	53,534
2.875% 1/15/26	50,000	47,055
3% 2/1/30	55,000	46,868
4.625% 10/1/28	52,000	50,353
		197,810
TOTAL INDUSTRIALS		3,618,296
INFORMATION TECHNOLOGY - 2.5%
Communications Equipment - 0.0%
Cisco Systems, Inc. 5.5% 1/15/40	135,000	152,775
Electronic Equipment & Components - 0.2%
Amphenol Corp. 4.35% 6/1/29	50,000	50,356
Corning, Inc. 5.35% 11/15/48	20,000	21,167
Dell International LLC/EMC Corp.:
4% 7/15/24	144,000	145,423
4.9% 10/1/26	30,000	30,615
5.3% 10/1/29	80,000	81,256
8.1% 7/15/36	40,000	48,382
8.35% 7/15/46	134,000	176,580
		553,779
IT Services - 0.5%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	60,000	55,199
Fidelity National Information Services, Inc.:
1.15% 3/1/26	68,000	61,597
2.25% 3/1/31	50,000	41,875
Fiserv, Inc.:
3.5% 7/1/29	40,000	37,408
4.4% 7/1/49	120,000	107,493
Global Payments, Inc. 1.2% 3/1/26	122,000	110,178
IBM Corp.:
2.85% 5/15/40	135,000	106,744
2.95% 5/15/50	100,000	75,555
3.45% 2/19/26	166,000	165,761
MasterCard, Inc.:
3.3% 3/26/27	13,000	12,996
3.35% 3/26/30	18,000	17,521
3.85% 3/26/50	65,000	60,882
PayPal Holdings, Inc.:
1.65% 6/1/25	20,000	19,085
2.3% 6/1/30	50,000	43,812
The Western Union Co. 2.85% 1/10/25	20,000	19,491
Visa, Inc.:
1.9% 4/15/27	43,000	40,470
2.05% 4/15/30	70,000	62,533
2.7% 4/15/40	50,000	41,922
2.75% 9/15/27	205,000	199,619
4.3% 12/14/45	65,000	66,377
		1,346,518
Semiconductors & Semiconductor Equipment - 0.6%
Analog Devices, Inc. 2.8% 10/1/41	50,000	40,569
Applied Materials, Inc. 4.35% 4/1/47	26,000	26,399
Broadcom, Inc.:
3.469% 4/15/34 (c)	400,000	340,733
4.11% 9/15/28	60,000	58,461
Intel Corp.:
2.45% 11/15/29	50,000	45,752
3.7% 7/29/25	140,000	142,180
4.6% 3/25/40	100,000	101,889
4.75% 3/25/50	150,000	156,134
Lam Research Corp. 2.875% 6/15/50	50,000	38,550
Micron Technology, Inc. 3.366% 11/1/41	55,000	42,840
NVIDIA Corp. 2% 6/15/31	215,000	185,969
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.65% 2/15/32	80,000	66,533
4.3% 6/18/29	125,000	123,171
Qualcomm, Inc. 4.65% 5/20/35	145,000	152,629
		1,521,809
Software - 0.7%
Microsoft Corp.:
2.525% 6/1/50	180,000	139,152
2.921% 3/17/52	276,000	230,232
3.3% 2/6/27	270,000	273,213
Oracle Corp.:
2.5% 4/1/25	60,000	57,837
2.65% 7/15/26	242,000	226,935
2.95% 4/1/30	80,000	69,799
3.6% 4/1/50	310,000	224,019
3.85% 4/1/60	170,000	121,968
4.125% 5/15/45	50,000	39,760
Roper Technologies, Inc.:
1% 9/15/25	30,000	27,528
1.4% 9/15/27	30,000	26,358
1.75% 2/15/31	30,000	24,386
2% 6/30/30	110,000	91,801
Salesforce.com, Inc. 1.95% 7/15/31	195,000	168,239
VMware, Inc. 1.4% 8/15/26	97,000	86,952
		1,808,179
Technology Hardware, Storage & Peripherals - 0.5%
Apple, Inc.:
0.55% 8/20/25	200,000	185,688
0.7% 2/8/26	160,000	147,606
1.25% 8/20/30	200,000	167,790
1.7% 9/11/22	120,000	120,038
1.7% 8/5/31	52,000	44,522
2.375% 2/8/41	160,000	126,566
2.85% 5/11/24	50,000	50,190
2.85% 8/5/61	51,000	38,776
2.95% 9/11/49	90,000	73,737
3.85% 5/4/43	177,000	169,903
HP, Inc. 6% 9/15/41	170,000	179,560
		1,304,376
TOTAL INFORMATION TECHNOLOGY		6,687,436
MATERIALS - 0.7%
Chemicals - 0.5%
Air Products & Chemicals, Inc.:
1.5% 10/15/25	50,000	47,349
2.05% 5/15/30	20,000	17,584
2.8% 5/15/50	20,000	15,431
CF Industries Holdings, Inc. 5.15% 3/15/34	50,000	51,329
DuPont de Nemours, Inc.:
4.205% 11/15/23	20,000	20,379
4.725% 11/15/28	20,000	20,728
5.419% 11/15/48	62,000	65,583
Ecolab, Inc. 1.3% 1/30/31	125,000	102,292
LYB International Finance BV 4% 7/15/23	77,000	77,876
LYB International Finance II BV 3.5% 3/2/27	90,000	88,055
LYB International Finance III LLC:
3.375% 10/1/40	50,000	41,027
3.625% 4/1/51	50,000	40,305
Nutrien Ltd.:
3.95% 5/13/50	100,000	89,613
4.2% 4/1/29	6,000	6,004
5% 4/1/49	11,000	11,441
Sherwin-Williams Co.:
3.45% 6/1/27	300,000	293,552
4.5% 6/1/47	54,000	51,857
The Dow Chemical Co.:
2.1% 11/15/30	100,000	85,489
4.8% 5/15/49	40,000	39,118
5.55% 11/30/48	30,000	32,503
The Mosaic Co. 4.25% 11/15/23	131,000	132,932
		1,330,447
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31	55,000	46,353
2.5% 3/15/30	60,000	52,029
		98,382
Containers & Packaging - 0.1%
International Paper Co.:
4.35% 8/15/48	30,000	28,085
7.3% 11/15/39	50,000	60,856
WRKCo, Inc. 4% 3/15/28	100,000	99,113
		188,054
Metals & Mining - 0.1%
Newmont Corp.:
2.8% 10/1/29	70,000	63,694
5.45% 6/9/44	50,000	52,937
Rio Tinto Finance (U.S.A.) Ltd. 5.2% 11/2/40	50,000	54,234
Rio Tinto Finance (U.S.A.) PLC 4.125% 8/21/42	50,000	48,211
		219,076
TOTAL MATERIALS		1,835,959
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.8%
Alexandria Real Estate Equities, Inc. 3% 5/18/51	100,000	71,593
American Tower Corp.:
1.3% 9/15/25	40,000	36,843
2.1% 6/15/30	60,000	49,296
3.1% 6/15/50	60,000	43,299
3.6% 1/15/28	110,000	104,679
AvalonBay Communities, Inc. 2.05% 1/15/32	105,000	89,999
Boston Properties, Inc. 3.25% 1/30/31	107,000	95,825
Crown Castle International Corp.:
1.35% 7/15/25	23,000	21,279
2.25% 1/15/31	145,000	121,301
3.15% 7/15/23	100,000	100,114
3.25% 1/15/51	47,000	35,158
Duke Realty LP 1.75% 2/1/31	100,000	82,195
ERP Operating LP 4.5% 7/1/44	50,000	48,694
Federal Realty Investment Trust 3.5% 6/1/30	50,000	46,564
Healthpeak Properties, Inc. 2.875% 1/15/31	210,000	187,245
Kilroy Realty LP 3.05% 2/15/30	50,000	44,359
Kimco Realty Corp.:
1.9% 3/1/28	110,000	97,363
2.8% 10/1/26	150,000	142,965
National Retail Properties, Inc. 3% 4/15/52	50,000	35,295
Prologis LP 1.625% 3/15/31	100,000	82,690
Realty Income Corp. 2.85% 12/15/32	55,000	49,091
Regency Centers LP 3.7% 6/15/30	50,000	46,932
Simon Property Group LP:
2.2% 2/1/31	100,000	84,480
2.65% 7/15/30	50,000	44,053
2.75% 6/1/23	75,000	75,075
3.375% 12/1/27	75,000	72,828
4.75% 3/15/42	55,000	52,997
UDR, Inc. 2.1% 6/15/33	35,000	27,666
Ventas Realty LP 4.875% 4/15/49	80,000	77,736
Welltower, Inc. 4.95% 9/1/48	36,000	35,756
Weyerhaeuser Co. 4% 11/15/29	75,000	73,153
		2,176,523
Real Estate Management & Development - 0.1%
Digital Realty Trust LP 3.7% 8/15/27	26,000	25,219
Essex Portfolio LP 2.65% 3/15/32	70,000	60,102
Mid-America Apartments LP 4.2% 6/15/28	75,000	74,821
		160,142
TOTAL REAL ESTATE		2,336,665
UTILITIES - 0.5%
Electric Utilities - 0.3%
Baltimore Gas & Electric Co. 3.5% 8/15/46	50,000	42,349
CenterPoint Energy Houston Electric LLC 3.35% 4/1/51	90,000	76,220
Commonwealth Edison Co.:
3.8% 10/1/42	125,000	112,482
4% 3/1/48	86,000	80,346
Eversource Energy:
2.55% 3/15/31	125,000	108,090
2.9% 10/1/24	70,000	69,371
Exelon Corp. 4.1% 3/15/52 (c)	65,000	57,938
Oncor Electric Delivery Co. LLC:
0.55% 10/1/25	83,000	75,672
5.3% 6/1/42	85,000	92,462
PECO Energy Co. 3.9% 3/1/48	50,000	46,161
PPL Electric Utilities Corp. 3% 10/1/49	30,000	23,506
Public Service Electric & Gas Co. 3.6% 12/1/47	87,000	76,226
		860,823
Gas Utilities - 0.0%
Atmos Energy Corp. 4.125% 10/15/44	75,000	68,970
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc.:
3.875% 6/15/47	44,000	38,228
3.95% 4/1/50	130,000	117,190
5.3% 3/1/35	50,000	52,512
5.5% 12/1/39	50,000	54,385
San Diego Gas & Electric Co. 3.75% 6/1/47	85,000	74,949
Sempra Energy:
3.4% 2/1/28	26,000	25,205
3.8% 2/1/38	30,000	26,535
4% 2/1/48	86,000	74,919
		463,923
Water Utilities - 0.0%
American Water Capital Corp.:
3.75% 9/1/47	50,000	43,539
6.593% 10/15/37	64,000	76,850
		120,389
TOTAL UTILITIES		1,514,105
TOTAL NONCONVERTIBLE BONDS (Cost $77,474,611)		69,560,978

U.S. Government and Government Agency Obligations - 42.1%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 1.0%
Fannie Mae:
0.375% 8/25/25	95,000	87,927
0.5% 6/17/25	240,000	224,141
0.625% 4/22/25	82,000	77,139
0.75% 10/8/27	125,000	111,663
0.875% 8/5/30	83,000	69,395
1.625% 10/15/24	70,000	68,240
1.75% 7/2/24	220,000	216,526
2.875% 9/12/23	150,000	151,022
6.625% 11/15/30	229,000	286,320
Federal Home Loan Bank:
0.375% 9/4/25	70,000	64,819
0.5% 4/14/25	105,000	98,469
1.5% 8/15/24	50,000	48,842
2.5% 2/13/24	80,000	80,100
3.25% 6/9/28	55,000	55,879
3.25% 11/16/28	10,000	10,160
Freddie Mac:
0.25% 8/24/23	250,000	244,036
0.25% 12/4/23	375,000	363,276
0.375% 7/21/25	160,000	148,558
0.375% 9/23/25	93,000	85,953
1.5% 2/12/25	120,000	116,113
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		2,608,578
U.S. Treasury Obligations - 41.1%
U.S. Treasury Bonds:
1.125% 5/15/40	558,000	395,679
1.125% 8/15/40	1,715,000	1,208,472
1.25% 5/15/50	1,597,000	1,030,626
1.375% 11/15/40	1,019,000	749,005
1.375% 8/15/50	1,239,000	827,371
1.625% 11/15/50	1,136,000	811,486
1.75% 8/15/41	2,072,000	1,610,818
1.875% 2/15/41	1,509,000	1,209,204
1.875% 2/15/51	771,000	587,044
1.875% 11/15/51	1,814,000	1,382,041
2% 11/15/41	1,351,000	1,097,054
2% 2/15/50	140,000	110,102
2% 8/15/51	1,834,000	1,439,045
2.25% 5/15/41	2,291,000	1,949,050
2.25% 8/15/46	6,000	4,925
2.25% 8/15/49	34,000	28,336
2.25% 2/15/52	460,000	384,747
2.375% 11/15/49	1,000	857
2.375% 5/15/51	1,052,000	903,117
2.5% 2/15/45	410,000	354,121
2.5% 2/15/46	89,000	76,867
2.5% 5/15/46	83,000	71,636
2.75% 8/15/42	41,000	37,494
2.75% 11/15/42	4,000	3,650
2.75% 11/15/47	23,000	20,948
2.875% 5/15/43	177,000	164,658
2.875% 8/15/45	165,000	152,509
2.875% 5/15/49	12,000	11,370
2.875% 5/15/52	280,000	269,413
3% 5/15/42	13,000	12,414
3% 11/15/44	397,000	374,762
3% 5/15/45	121,000	114,279
3% 11/15/45	188,000	177,888
3% 5/15/47	17,000	16,152
3% 2/15/48	4,000	3,830
3% 8/15/48	28,000	26,920
3% 2/15/49	20,000	19,359
3.125% 11/15/41	75,000	73,321
3.125% 2/15/43	125,000	121,118
3.125% 8/15/44	863,000	832,728
3.125% 5/15/48	57,000	56,051
3.375% 5/15/44	198,000	199,083
3.375% 11/15/48	32,000	33,071
3.625% 8/15/43	332,000	347,290
3.625% 2/15/44	136,000	142,147
3.75% 8/15/41	48,000	51,281
3.75% 11/15/43	39,000	41,573
3.875% 8/15/40	20,000	21,875
4.375% 11/15/39	24,000	28,088
4.375% 5/15/40	45,000	52,566
4.5% 2/15/36	1,000	1,195
4.5% 5/15/38	45,000	53,652
5% 5/15/37	10,000	12,514
U.S. Treasury Notes:
0.125% 9/30/22	3,000	2,988
0.125% 11/30/22	20,000	19,855
0.125% 1/31/23	11,000	10,878
0.125% 7/15/23	149,000	145,613
0.125% 7/31/23	46,000	44,900
0.125% 8/15/23	1,059,000	1,032,732
0.125% 8/31/23	1,229,000	1,197,075
0.125% 9/15/23	1,000	973
0.125% 10/15/23	1,596,000	1,549,367
0.125% 2/15/24	65,000	62,535
0.25% 6/15/23	381,000	373,469
0.25% 9/30/23	195,000	189,927
0.25% 11/15/23	252,000	244,578
0.25% 3/15/24	108,000	103,861
0.25% 5/15/24	1,055,000	1,009,668
0.25% 5/31/25	1,383,000	1,284,407
0.25% 6/30/25	277,000	256,658
0.25% 7/31/25	2,639,000	2,438,807
0.25% 8/31/25	753,000	694,142
0.25% 9/30/25	1,104,000	1,015,594
0.25% 10/31/25	1,359,000	1,247,573
0.375% 10/31/23	675,000	656,965
0.375% 4/15/24	301,000	289,360
0.375% 7/15/24	100,000	95,508
0.375% 8/15/24	285,000	271,552
0.375% 9/15/24	185,000	175,822
0.375% 4/30/25	1,070,000	999,739
0.375% 11/30/25	1,261,000	1,159,677
0.375% 12/31/25	497,000	456,172
0.375% 1/31/26	781,000	715,164
0.375% 7/31/27	1,248,000	1,101,116
0.375% 9/30/27	723,000	634,687
0.5% 11/30/23	2,905,000	2,826,247
0.5% 3/31/25	1,512,000	1,420,926
0.5% 5/31/27	1,548,000	1,379,595
0.5% 6/30/27	1,571,000	1,397,208
0.5% 8/31/27	1,129,000	1,000,091
0.5% 10/31/27	289,000	254,772
0.625% 10/15/24	1,190,000	1,135,381
0.625% 3/31/27	808,000	727,800
0.625% 11/30/27	789,000	699,128
0.625% 12/31/27	338,000	298,840
0.625% 5/15/30	1,415,000	1,192,746
0.625% 8/15/30	204,000	170,906
0.75% 12/31/23	839,000	817,894
0.75% 11/15/24	1,820,000	1,737,887
0.75% 3/31/26	1,215,000	1,124,445
0.75% 4/30/26	1,041,000	961,949
0.75% 8/31/26	1,695,000	1,554,633
0.75% 1/31/28	263,000	233,793
0.875% 1/31/24	1,630,000	1,588,995
0.875% 6/30/26	430,000	397,884
0.875% 9/30/26	1,510,000	1,390,026
0.875% 11/15/30	924,000	788,179
1% 12/15/24	4,195,000	4,024,087
1% 7/31/28	852,000	761,042
1.125% 2/28/25	328,000	314,432
1.125% 10/31/26	975,000	906,255
1.125% 2/28/27	231,000	213,567
1.125% 2/29/28	1,011,000	917,404
1.125% 8/31/28	1,175,000	1,056,536
1.125% 2/15/31	1,212,000	1,052,025
1.25% 8/31/24	511,000	496,069
1.25% 12/31/26	545,000	508,021
1.25% 3/31/28	13,000	11,860
1.25% 4/30/28	659,000	600,437
1.25% 6/30/28	1,267,000	1,151,188
1.25% 9/30/28	1,345,000	1,217,435
1.25% 8/15/31	1,184,000	1,030,589
1.375% 2/15/23	29,000	28,895
1.375% 1/31/25	956,000	923,735
1.375% 8/31/26	695,000	655,038
1.375% 10/31/28	1,360,000	1,239,034
1.375% 12/31/28	995,000	905,955
1.375% 11/15/31	1,345,000	1,179,817
1.5% 2/29/24	775,000	762,588
1.5% 9/30/24	905,000	882,234
1.5% 10/31/24	556,000	541,210
1.5% 11/30/24	573,000	556,862
1.5% 2/15/25	1,150,000	1,113,748
1.5% 8/15/26	574,000	543,641
1.5% 1/31/27	2,928,000	2,757,810
1.5% 11/30/28	3,179,000	2,916,857
1.625% 9/30/26	463,000	440,429
1.625% 10/31/26	215,000	204,250
1.625% 11/30/26	136,000	129,158
1.625% 8/15/29	176,000	162,085
1.625% 5/15/31	2,075,000	1,874,146
1.75% 6/30/24	251,000	246,951
1.75% 7/31/24	661,000	649,665
1.75% 12/31/24	707,000	690,623
1.75% 12/31/26	188,000	179,342
1.75% 1/31/29	465,000	433,304
1.75% 11/15/29	85,000	78,867
1.875% 6/30/26	88,000	84,893
1.875% 7/31/26	238,000	229,326
1.875% 2/28/27	335,000	320,920
1.875% 2/28/29	130,000	122,129
1.875% 2/15/32	758,000	695,169
2% 10/31/22	7,000	7,018
2% 5/31/24	108,000	106,899
2% 11/15/26	110,000	106,094
2.125% 3/31/24	269,000	267,277
2.25% 3/31/24	1,930,000	1,921,782
2.25% 4/30/24	309,000	307,515
2.25% 3/31/26	92,000	90,182
2.25% 2/15/27	134,000	130,467
2.25% 8/15/27	535,000	519,075
2.25% 11/15/27	100,000	96,883
2.375% 2/29/24	867,000	866,086
2.375% 5/15/27	22,000	21,518
2.375% 5/15/29	16,000	15,494
2.5% 1/31/24	495,000	495,561
2.5% 4/30/24	1,985,000	1,984,380
2.5% 5/31/24	1,035,000	1,033,908
2.625% 6/30/23	10,000	10,044
2.625% 12/31/25	5,000	4,973
2.625% 5/31/27	565,000	559,924
2.625% 2/15/29	57,000	56,080
2.75% 7/31/23	232,000	233,441
2.75% 8/31/23	85,000	85,545
2.75% 2/15/24	742,000	745,884
2.75% 5/15/25	90,000	90,077
2.75% 6/30/25	82,000	82,038
2.75% 2/15/28	492,000	488,810
2.875% 9/30/23	177,000	178,397
2.875% 10/31/23	712,000	717,729
2.875% 11/30/23	244,000	245,925
2.875% 5/31/25	10,000	10,041
2.875% 11/30/25	31,000	31,093
2.875% 5/15/28	323,000	322,748
2.875% 8/15/28	61,000	60,898
3% 10/31/25	74,000	74,538
3.125% 11/15/28	155,000	156,992
TOTAL U.S. TREASURY OBLIGATIONS		110,220,433
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $122,096,240)		112,829,011

U.S. Government Agency - Mortgage Securities - 27.6%
	Principal Amount (a)	Value ($)
Fannie Mae - 12.1%
1.5% 10/1/36 to 3/1/52	2,505,542	2,281,249
2% 7/1/35 to 2/1/52	11,327,682	10,207,005
2.5% 1/1/27 to 5/1/52	7,772,055	7,256,679
3% 8/1/32 to 5/1/52	6,243,990	6,035,411
3.5% 5/1/29 to 1/1/52	3,342,516	3,335,475
4% 6/1/34 to 8/1/50	1,576,798	1,597,167
4.5% 10/1/39 to 11/1/50	781,791	802,410
5% 5/1/29 to 12/1/49	780,096	816,002
5.5% 1/1/49	75,733	79,762
TOTAL FANNIE MAE		32,411,160
Freddie Mac - 8.9%
1.5% 12/1/36 to 11/1/51	2,108,440	1,814,807
2% 2/1/36 to 4/1/52	10,376,680	9,357,007
2.5% 3/1/33 to 4/1/52	7,219,703	6,683,552
3% 11/1/26 to 4/1/52	1,917,362	1,852,441
3.5% 9/1/33 to 3/1/51	1,522,570	1,515,592
4% 2/1/34 to 10/1/50	1,668,196	1,687,117
4.5% 7/1/41 to 4/1/50	702,114	721,572
5% 12/1/48 to 5/1/50	69,019	71,584
5.5% 6/1/49	64,335	67,285
TOTAL FREDDIE MAC		23,770,957
Ginnie Mae - 5.8%
1.5% 5/20/51	46,655	40,690
2% 3/20/51 to 4/20/52	4,257,212	3,887,605
2% 6/1/52 (e)	100,000	90,961
2.5% 12/20/49 to 5/20/52	4,405,774	4,154,500
2.5% 6/1/52 (e)	200,000	187,472
3% 7/20/42 to 4/20/52	2,976,625	2,892,712
3% 6/1/52 (e)	300,000	289,406
3.5% 2/20/46 to 5/20/51	2,099,155	2,094,407
3.5% 6/1/52 (e)	200,000	198,125
4% 4/20/47 to 6/20/51	973,836	986,631
4.5% 8/20/48 to 4/20/51	511,965	525,622
5% 12/20/47 to 3/20/50	165,790	172,262
5.5% 12/20/48	14,722	15,524
TOTAL GINNIE MAE		15,535,917
Uniform Mortgage Backed Securities - 0.8%
1.5% 6/1/37 (e)	100,000	92,336
2% 6/1/52 (e)	400,000	354,906
2.5% 6/1/37 (e)	200,000	193,641
2.5% 6/1/52 (e)	300,000	276,070
3% 6/1/52 (e)	600,000	572,109
3.5% 6/1/52 (e)	700,000	686,273
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		2,175,335
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $80,132,725)		73,893,369

Asset-Backed Securities - 0.2%
	Principal Amount (a)	Value ($)
Capital One Multi-Asset Execution Trust Series 2019-A3 Class A3, 2.06% 8/15/28	32,000	30,563
CarMax Auto Owner Trust Series 2021-1 Class A3, 0.34% 12/15/25	110,000	107,856
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/30	100,000	102,828
Ford Credit Auto Lease Trust Series 2021-A Class A3, 0.26% 2/15/24	110,000	109,310
Ford Credit Floorplan Master Owner Trust Series 2018-4 Class A, 4.06% 11/15/30	15,000	15,061
GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3, 0.35% 10/16/25	107,000	105,057
Mercedes-Benz Auto Lease Trust Series 2021-A Class A3, 0.25% 1/16/24	108,869	107,871
TOTAL ASSET-BACKED SECURITIES (Cost $602,246)		578,546

Commercial Mortgage Securities - 1.3%
	Principal Amount (a)	Value ($)
BANK sequential payer:
Series 2017-BNK4 Class ASB, 3.419% 5/15/50	94,883	94,561
Series 2020-BN25 Class A5, 2.649% 1/15/63	80,000	72,534
Series 2020-BN28 Class A4, 1.844% 3/15/63	120,000	101,252
Series 2022-BNK41 Class A4, 3.9163% 4/15/65	270,000	264,631
BBCMS Mortgage Trust sequential payer Series 2021-C11 Class A5, 2.322% 9/15/54	100,000	86,441
Benchmark Mortgage Trust:
sequential payer:
Series 2020-B19 Class A5, 1.85% 9/15/53	140,000	118,943
Series 2021-B24 Class A5, 2.5843% 3/15/54	50,000	44,459
Series 2019-B12 Class A5, 3.1156% 8/15/52	50,000	46,978
Series 2019-B9 Class A5, 4.0156% 3/15/52	60,000	59,782
Citigroup Commercial Mortgage Trust sequential payer Series 2018-B2 Class A4, 4.009% 3/10/51	250,000	249,017
CSAIL Commercial Mortgage Trust sequential payer Series 2019-C17:
Class A4, 2.7628% 9/15/52	75,000	67,413
Class A5, 3.0161% 9/15/52	75,000	68,715
Freddie Mac:
sequential payer:
Series 2016-K057 Class A2, 2.57% 7/25/26	80,000	78,251
Series 2020-K104 Class A2, 2.253% 1/25/30	200,000	185,787
Series 2020-K116 Class A2, 1.378% 7/25/30	260,000	223,587
Series 2020-K117 Class A2, 1.406% 8/25/30	200,000	172,004
Series 2020-K118 Class A2, 1.493% 9/25/30	200,000	173,033
Series 2020-K121 Class A2, 1.547% 10/25/30	40,000	34,633
Series 2021-K125 Class A2, 1.846% 1/25/31	50,000	44,222
Series 2021-K128 Class A2, 2.02% 3/25/31	50,000	44,808
Series 2021-K130 Class A2, 1.723% 6/25/31	100,000	86,938
Series 2021-K136 Class A2, 2.127% 11/25/31	100,000	89,432
Series K080 Class A2, 3.926% 7/25/28	60,000	62,021
Series 2017-K068 Class A2, 3.244% 8/25/27	70,000	69,976
Series 2019-K094 Class A2, 2.903% 6/25/29	110,000	107,033
Series 2019-K1510 Class A2, 3.718% 1/25/31	41,000	42,105
Series 2021-K123 Class A2, 1.621% 12/25/30	130,000	113,202
GS Mortgage Securities Trust sequential payer Series 2020-GC45 Class A5, 2.9106% 2/13/53	100,000	91,977
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C24 Class A5, 3.6385% 11/15/47	100,000	99,243
JPMDB Commercial Mortgage Securities Trust sequential payer Series 2020-COR7 Class A5, 2.1798% 5/13/53	116,000	100,984
Morgan Stanley Capital I Trust sequential payer Series 2020-L4 Class A3, 2.698% 2/15/53	30,000	27,045
UBS Commercial Mortgage Trust sequential payer Series 2019-C16 Class A4, 3.6048% 4/15/52	100,000	96,910
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2019-C52 Class A5, 2.892% 8/15/52	75,000	69,279
Series 2019-C54 Class A4, 3.146% 12/15/52	100,000	93,610
Series 2020-C55 Class A5, 2.725% 2/15/53	27,000	24,509
Series 2018-C48 Class A5, 4.302% 1/15/52	65,000	65,605
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,892,171)		3,470,920

Foreign Government and Government Agency Obligations - 2.0%
	Principal Amount (a)	Value ($)
Alberta Province:
1.3% 7/22/30	216,000	185,831
2.95% 1/23/24	110,000	110,475
Chilean Republic:
2.55% 7/27/33	200,000	170,300
3.24% 2/6/28	230,000	222,928
Export Development Canada 2.625% 2/21/24	100,000	99,651
Hungarian Republic:
5.375% 2/21/23	134,000	136,119
5.375% 3/25/24	32,000	32,866
Indonesian Republic:
1.85% 3/12/31	200,000	168,272
2.85% 2/14/30	400,000	369,575
Israeli State 3.375% 1/15/50	100,000	85,860
Italian Republic:
1.25% 2/17/26	455,000	411,821
2.375% 10/17/24	200,000	195,192
Korean Republic 2.75% 1/19/27	200,000	196,022
Manitoba Province 2.6% 4/16/24	180,000	179,564
Ontario Province:
1.125% 10/7/30	224,000	189,011
2.3% 6/15/26	107,000	103,847
Panamanian Republic:
2.252% 9/29/32	200,000	164,100
3.16% 1/23/30	400,000	368,950
4% 9/22/24	48,000	48,519
Peruvian Republic:
1.862% 12/1/32	185,000	146,763
2.78% 12/1/60	65,000	44,334
3.3% 3/11/41	70,000	56,595
3.55% 3/10/51	55,000	44,509
7.35% 7/21/25	113,000	123,968
Philippine Republic:
1.648% 6/10/31	205,000	170,429
2.65% 12/10/45	200,000	149,772
Polish Government 3.25% 4/6/26	53,000	52,265
Quebec Province 2.5% 4/20/26	130,000	127,158
United Mexican States:
3.25% 4/16/30	200,000	183,700
3.5% 2/12/34	217,000	190,852
3.771% 5/24/61	250,000	179,875
4.6% 2/10/48	50,000	43,050
5.55% 1/21/45	45,000	44,483
7.5% 4/8/33	55,000	68,503
Uruguay Republic:
4.125% 11/20/45	20,000	19,391
4.375% 10/27/27	15,000	15,547
4.375% 1/23/31	128,116	133,705
4.975% 4/20/55	63,000	66,024
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $6,028,268)		5,299,826

Supranational Obligations - 1.3%
	Principal Amount (a)	Value ($)
African Development Bank 0.875% 7/22/26	80,000	73,515
Asian Development Bank:
0.5% 2/4/26	200,000	183,613
2.5% 11/2/27	156,000	152,458
2.75% 3/17/23	540,000	542,537
Corporacion Andina de Fomento 1.625% 9/23/25	193,000	182,145
European Investment Bank:
1.25% 2/14/31	83,000	72,005
1.375% 5/15/23	320,000	317,274
2% 12/15/22	470,000	470,420
2.25% 6/24/24	50,000	49,652
2.875% 8/15/23	90,000	90,532
3.125% 12/14/23	90,000	90,867
Inter-American Development Bank:
0.625% 7/15/25	125,000	116,826
1.75% 3/14/25	66,000	64,160
2.25% 6/18/29	30,000	28,532
3.125% 9/18/28	60,000	60,348
3.2% 8/7/42	123,000	116,179
International Bank for Reconstruction & Development:
0.375% 7/28/25	130,000	120,479
0.5% 10/28/25	145,000	134,020
0.75% 8/26/30	70,000	58,538
0.875% 5/14/30	67,000	56,995
1.25% 2/10/31	100,000	86,577
1.5% 8/28/24	50,000	48,732
1.625% 1/15/25	63,000	61,227
1.875% 6/19/23	20,000	19,910
2.5% 3/19/24	120,000	119,858
2.5% 3/29/32	260,000	246,541
International Finance Corp. 0.75% 8/27/30	40,000	33,688
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,775,233)		3,597,628

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25 (Cost $279,554)	279,000	268,006

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f) (Cost $1,860,287)	1,859,915	1,860,287

TOTAL INVESTMENT IN SECURITIES - 101.2% (Cost $296,141,335)	271,358,571
NET OTHER ASSETS (LIABILITIES) - (1.2)%	(3,224,264)
NET ASSETS - 100.0%	268,134,307

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,147,061 or 0.4% of net assets.

(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	5,805,017	60,727,635	64,672,365	2,045	83	(83)	1,860,287	0.0%
Total	5,805,017	60,727,635	64,672,365	2,045	83	(83)	1,860,287

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Supranational Obligations and Bank Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.